Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001186643
Registrant Name	A&Q Technology Fund LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES